UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atwood & Palmer, Inc.
Address:  800 West 47th Street
          Suite 705
          Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Palmer
Title:   President
Phone:   816-931-2266

Signature, Place, and Date of Signing:

Steven N. Palmer   Kansas City, Missouri    November 9, 1999

Report Type  (Check only one.):

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1164    22934 SH       SOLE                    22934
A T & T Corp                   COM              001957109     5666   130264 SH       SOLE                   130264
Abbott Laboratories            COM              002824100      259     7050 SH       SOLE                     7050
Amer Home Products             COM              026609107     1013    24408 SH       SOLE                    24408
AmeriTech                      COM              030954101     1735    26000 SH       SOLE                    26000
America Online                 COM              02364J104     2778    26700 SH       SOLE                    26700
Amgen Inc                      COM              031162100     8976   110130 SH       SOLE                   110130
Atlantic Richfield             COM              048825103      314     3540 SH       SOLE                     3540
Automatic Data Proc            COM              053015103     6636   148698 SH       SOLE                   148698
BP Amoco PLC ADR               COM              055622104     2770    24996 SH       SOLE                    24996
BancAmerica Corp               COM              06605F102     5391    96799 SH       SOLE                    96799
Bell Atlantic Corp             COM              077853109      417     6200 SH       SOLE                     6200
Block (H & R)                  COM              093671105     4366   100506 SH       SOLE                   100506
Boeing                         COM              097023105     2302    54001 SH       SOLE                    54001
Bristol-Myers Squibb           COM              110122108     2744    40656 SH       SOLE                    40656
Cerner Corp                    COM              156782104     3089   202535 SH       SOLE                   202535
Chevron Corp                   COM              166751107      204     2300 SH       SOLE                     2300
Chiron Corp                    COM              170040109      535    19328 SH       SOLE                    19328
Cisco Systems                  COM              17275R102    19347   282172 SH       SOLE                   282172
Citigroup Inc                  COM              172967101     6906   156953 SH       SOLE                   156953
Coca Cola                      COM              191216100     4484    92928 SH       SOLE                    92928
Commerce Bancshares            COM              200525103      297     8387 SH       SOLE                     8387
ConAgra Inc                    COM              205887102      209     9280 SH       SOLE                     9280
Corp Hi Yld Fd II              COM              219915105      105    10752 SH       SOLE                    10752
Disney (Walt) Co               COM              254687106     4154   159788 SH       SOLE                   159788
DuPont(EI) DeNemours           COM              263534109     3823    63197 SH       SOLE                    63197
Electronic Data Sys            COM              285661104     2555    48260 SH       SOLE                    48260
Emerson Electric               COM              291011104     2467    39040 SH       SOLE                    39040
Enron Corp                     COM              293561106      505    12300 SH       SOLE                    12300
Exxon Corp                     COM              302290101     1212    15952 SH       SOLE                    15952
Fed Natl Mtg Assn              COM              313586109      482     7695 SH       SOLE                     7695
Firstar Corp New               COM              33763V109      337    13155 SH       SOLE                    13155
General Electric               COM              369604103    11268    95039 SH       SOLE                    95039
Genzyme Corp                   COM              372917104      991    22000 SH       SOLE                    22000
Gillette                       COM              375766102     3105    91486 SH       SOLE                    91486
Hewlett-Packard                COM              428236103     5543    61075 SH       SOLE                    61075
Home Depot Inc                 COM              437076102      247     3600 SH       SOLE                     3600
Int'l Business Mach            COM              459200101      450     3718 SH       SOLE                     3718
Intel                          COM              458140100     6543    88051 SH       SOLE                    88051
Jack Henry                     COM              426281101     5774   156325 SH       SOLE                   156325
Johnson & Johnson              COM              478160104     5580    60731 SH       SOLE                    60731
Kansas City Southern           COM              485170104      298     6400 SH       SOLE                     6400
Lucent Technologies            COM              549463107     8507   131124 SH       SOLE                   131124
McDonald's Corp                COM              580135101      748    17300 SH       SOLE                    17300
Merck & Co                     COM              589331107     5621    86734 SH       SOLE                    86734
Microsoft Corp                 COM              594918104    14008   154672 SH       SOLE                   154672
Mobil Corp                     COM              607059102     1189    11800 SH       SOLE                    11800
Morgan (J.P.)                  COM              616880100      235     2059 SH       SOLE                     2059
Motorola, Inc                  COM              620076109      831     9448 SH       SOLE                     9448
Nextel Comm                    COM              65332V103     6846   100950 SH       SOLE                   100950
Paychex Inc                    COM              704326107     2722    79757 SH       SOLE                    79757
Pfizer Inc                     COM              717081103      283     7884 SH       SOLE                     7884
Procter & Gamble               COM              742718109     5643    60195 SH       SOLE                    60195
Royal Dutch Petro              COM              780257804     4387    74270 SH       SOLE                    74270
SBC Communications             COM              78387G103      579    11344 SH       SOLE                    11344
Schering-Plough                COM              806605101      226     5188 SH       SOLE                     5188
Schlumberger Ltd               COM              806857108     4032    64700 SH       SOLE                    64700
Sealed Air Corp                COM              812115103     2302    44869 SH       SOLE                    44869
Texaco Inc                     COM              881694103      353     5600 SH       SOLE                     5600
Thermo Electron Corp           COM              883556102      548    40750 SH       SOLE                    40750
Tyco Intl LTD New              COM              902124106     5355    51864 SH       SOLE                    51864
Wal-Mart Stores                COM              931142103      345     7250 SH       SOLE                     7250
Waste Mgmt Inc                 COM              94106L109      496    25742 SH       SOLE                    25742
Williams Companies             COM              969457100      380    10093 SH       SOLE                    10093
T Rowe Price Int'l Stock       MUT              77956H203      465 28715.673SH       SOLE                28715.673
Vanguard Intl Growth           MUT              921910204      485 24903.041SH       SOLE                24903.041